Note 11 - Class B Membership Units	6 Months Ended
Feb. 28, 2015
Notes
Note 11 - Class B Membership Units

NOTE 11—CLASS B MEMBERSHIP UNITS

The Company is authorized to issue up to eight (8) Class B membership units with no par value. As of February 28, 2015 and August 31, 2014, there were seven (7) and two (2) shares of Class B membership units issued and outstanding, respectively.

In all cases noted above, each Class B membership unit was sold for $500,000, plus for administrative costs payable to third parties. Each unit carries equal voting rights to the Class A membership units of each subsidiary. Each Class B unit is entitled to receive distributions equal to 0.5 percent to 3.0 percent of the value of the units held each year.

Adjudication and Redemption of Class B Membership Units

The Class B membership units are linked to approval of an EB-5 Visa, which requires a foreign investor to invest $1,000,000 (or at least $500,000 in a "Targeted Employment Area" - high unemployment or rural area), in projects that create at least 10 jobs for U.S. workers.  The terms of the instrument state that the Class B membership units have an indefinite life; however, once adjudication is reached in the EB-5 Visa approval process, the managing member of the LLC may, in its sole discretion, elect to have the Company purchase, for fair market value, the unit holders Class B Units at any time following an offer by such member to sell his or her Class B Units. This election is optional on the part of the managing member and member has no rights to cause the managing member or the Company to repurchase or redeem such member’s Class B unit. As such, the units (1) are not mandatorily redeemable, (2) are redeemable at the sole discretion of the Company and (3) not redeemable at the sole option of the unit holder and the redemption must be agreed to by Company.

Denial of I-526 Petition

If the member’s I-526 Petition is denied with respect to that member’s investment in the company, and the member has not been previously expelled from the company, the member has the right, within fifteen days following the date of the I-526 Denial, to request that the company cancel that member’s entire interest in the Company and which time the Company will return the member’s capital contribution and administrative fee, without interest. As such and as the Class B units are not entitled to the distribution of profits and losses, the redeemable value of the membership interest are presented in the mezzanine section of the balance until such time as the I-526 petition is successfully approved after they value of the shares will be moved into permanent equity. No adjustments for non-controlling interests have been made.

During the six months ended February 28, 2015, Company subsidiaries issued five (5) Class B membership units in exchange for total cash proceeds of $1,900,000 and subscriptions receivable of $600,000 (not inclusive of $300,000 received for administrative fees due and payable to third parties). Subsequent to the period end the subscriptions receivable had been fully satisfied through the receipt of $600,000 in cash.

During the year ended August 31, 2014, Company subsidiaries issued two (2) Class B membership units in exchange for total cash proceeds of $1,120,000 (inclusive of $120,000 received for administrative fees due and payable to third parties).